Financial Instruments and Derivatives - Financial Derivatives (Details) - Dec. 31, 2018 kJ / d in Millions, $ in Millions, $ in Millions	$ / bbl	$ / bbl	CAD ($)	Total	USD ($)	kJ / d	$ / kJ	bbl / $	bbl / d
Disclosure of detailed information about financial instruments [line items]
Volume								8,972	47,151
Forward contract
Disclosure of detailed information about financial instruments [line items]
Volume | bbl / d									8,470
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	73.51
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	0.00
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Average swap price	82.31	56.01
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	92.08
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price	77.24	49.89
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	84.77
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price	66.52	43.00
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	71.00
AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018
Disclosure of detailed information about financial instruments [line items]
Volume | kJ / d						19,948
Average swap price | $ / kJ							2.71
Interest Rate Derivative Contracts Swap January 2018 - August 2020, One
Disclosure of detailed information about financial instruments [line items]
Derivative principal			$ 50.0
Fixed annual rate				116.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, Two
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				116.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, Three
Disclosure of detailed information about financial instruments [line items]
Derivative principal			100.0
Fixed annual rate				115.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2020, One
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				114.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2020, Two
Disclosure of detailed information about financial instruments [line items]
Derivative principal			50.0
Fixed annual rate				111.00%
Cross Currency Derivative Contract Swap January 2018, One | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					$ 250.0
Fixed annual rate				454.00%
Cross Currency Derivative Contract Swap January 2018, One | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			327.9
Fixed annual rate				380.00%
Cross Currency Derivative Contract Swap January 2018, Two | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					230.0
Fixed annual rate				454.00%
Cross Currency Derivative Contract Swap January 2018, Two | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			301.8
Fixed annual rate				380.00%
Cross Currency Derivative Contract Swap January 2018, Three | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					100.0
Fixed annual rate				454.00%
Cross Currency Derivative Contract Swap January 2018, Three | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			131.1
Fixed annual rate				380.00%
Cross Currency Derivative Contract Swap January 2018, Four | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					200.0
Fixed annual rate				454.00%
Cross Currency Derivative Contract Swap January 2018, Four | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			262.5
Fixed annual rate				380.00%
Cross Currency Derivative Contract Swap January 2018, Five | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					150.0
Fixed annual rate				454.00%
Cross Currency Derivative Contract Swap January 2018, Five | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			196.6
Fixed annual rate				381.00%
Cross Currency Derivative Contract Swap January 2018, Six | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					200.0
Fixed annual rate				452.00%
Cross Currency Derivative Contract Swap January 2018, Six | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			265.7
Fixed annual rate				375.00%
Cross Currency Derivative Contract Swap January 2018, Seven | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					100.0
Fixed annual rate				452.00%
Cross Currency Derivative Contract Swap January 2018, Seven | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			132.9
Fixed annual rate				375.00%
Cross Currency Derivative Contract Swap January 2018, Eight | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					90.0
Fixed annual rate				452.00%
Cross Currency Derivative Contract Swap January 2018, Eight | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			119.5
Fixed annual rate				373.00%
Cross Currency Derivative Contract Swap January 2018, Nine | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					90.0
Fixed annual rate				452.00%
Cross Currency Derivative Contract Swap January 2018, Nine | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			119.6
Fixed annual rate				374.00%
Foreign Exchange Forward Derivative Contract Swap January 2019 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					39.3
Foreign Exchange Forward Derivative Contract Swap January 2019 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			53.1
Foreign Exchange Forward Derivative Contract Swap May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					30.0
Foreign Exchange Forward Derivative Contract Swap May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			32.2
Cross Currency Derivative Contract Swap January 2019 - May 2019 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					68.0
Fixed annual rate				339.00%
Cross Currency Derivative Contract Swap January 2019 - May 2019 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			66.7
Fixed annual rate				453.00%
Cross Currency Derivative Contract Swap January 2019 - March 2020 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					155.0
Fixed annual rate				603.00%
Cross Currency Derivative Contract Swap January 2019 - March 2020 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			158.3
Fixed annual rate				645.00%
Cross Currency Derivative Contract Swap January 2019 - April 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					82.0
Fixed annual rate				513.00%
Cross Currency Derivative Contract Swap January 2019 - April 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			79.0
Fixed annual rate				583.00%
Cross Currency Derivative Contract Swap January 2019 - June 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					52.5
Fixed annual rate				329.00%
Cross Currency Derivative Contract Swap January 2019 - June 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			56.3
Fixed annual rate				359.00%
Cross Currency Derivative Contract Swap January 2019 - May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					170.0
Fixed annual rate				400.00%
Cross Currency Derivative Contract Swap January 2019 - May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			166.9
Fixed annual rate				503.00%
Cross Currency Derivative Contract Swap January 2019 - April 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					61.5
Fixed annual rate				412.00%
Cross Currency Derivative Contract Swap January 2019 - April 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			80.3
Fixed annual rate				371.00%
Cross Currency Derivative Contract Swap January 2019 - June 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					270.0
Fixed annual rate				378.00%
Cross Currency Derivative Contract Swap January 2019 - June 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			274.7
Fixed annual rate				432.00%
Cross Currency Derivative Contract Swap January 2019 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					257.5
Fixed annual rate				375.00%
Cross Currency Derivative Contract Swap January 2019 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			276.4
Fixed annual rate				403.00%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (1) | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					82.0
Fixed annual rate				430.00%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (1) | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			107.0
Fixed annual rate				398.00%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (2) | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					230.0
Fixed annual rate				408.00%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (2) | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			291.1
Fixed annual rate				413.00%
Cross Currency Derivative Contract Swap January 2019 - April 2027 | Receive
Disclosure of detailed information about financial instruments [line items]
Derivative principal					$ 20.0
Fixed annual rate				418.00%
Cross Currency Derivative Contract Swap January 2019 - April 2027 | Pay
Disclosure of detailed information about financial instruments [line items]
Derivative principal			$ 25.3
Fixed annual rate				425.00%